INCOME TAXES (Schedule of components of deferred tax assets (liabilities)) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Deferred Tax Assets, Net	$ 0.2
Current [Member]
Deferred tax assets
Tax losses		$ 3.0
Account receivables and other assets		1.0
Provisions		$ 0.6
Warranty provision	$ 9.8
Inventory write-off	4.9
Allowance for advance to suppliers	25.4
Allowance for doubtful accounts	5.4
Others	3.2
Valuation allowance	$ (48.5)	$ (4.0)
Offsetting		$ (0.6)
Deferred tax assets	$ 0.2
Deferred tax liabilities
Financial assets	3.0	$ 0.2
Accounts receivable and other assets	2.6	5.7
Liabilities	$ 0.1	0.1
Offsetting		(0.6)
Deferred tax liabilities	$ 5.7	5.4
Non-Current [Member]
Deferred tax assets
Tax losses	$ 109.3	36.3
Provisions		3.2
Others	$ 0.1	0.1
Fixed assets	$ 44.5	12.6
Intangible assets		0.7
Unabsorbed capital allowance	$ 39.7	43.1
Valuation allowance	(190.0)	(91.2)
Offsetting	(2.8)	(1.2)
Deferred tax assets	0.8	$ 3.6
Deferred tax liabilities
Others	1.0
Offsetting	(2.8)	$ (1.2)
Land use rights	7.4
Intangible assets	$ 0.3	$ 0.8
Fixed assets		$ 0.4
Deferred tax liabilities	$ 5.9